Employee Benefits (Details) (USD $)	12 Months Ended
	Oct. 31, 2011		Oct. 31, 2010		Oct. 31, 2009
Defined Benefit Plan Disclosure [Line Items]
Estimated annual funding requirements for the next five fiscal years	$ 11,000,000
Estimated annual current service cost contributions for the next five fiscal years	3,000,000
Funded status of plan
Unrecognized net actuarial (gain) loss	(35,480,000)		(26,910,000)
Amounts recognized in balance sheet
Net actuarial gain	35,480,000		26,910,000
Deferred income taxes	(8,847,000)		(6,992,000)
Accumulated other comprehensive loss - net of tax	26,633,000		19,918,000
Defined benefit plan assets target allocation [Abstract]
Cash (in hundredths)	0.00%		0.00%
Fixed income (in hundredths)	44.00%		44.00%
Equities (in hundredths)	56.00%		56.00%
Total (in hundredths)	100.00%		100.00%
Effect of one percentage point change in assumed health care cost trend rates [Abstract]
Effect of one percentage point increase on service and interest cost components			85,000
Effect of one percentage point decrease on service and interest cost components			(69,000)
Effect of one percentage point increase on accumulated benefit obligation			1,180,000
Effect of one percentage point decrease on accumulated benefit obligation			(976,000)
Canada [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan basis of compensation	The Canadian plan is based on the highest three or six average consecutive years of wages and requires employee contributions.
US [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan basis of compensation	The U.S. plan is based on the participants' 60 highest consecutive months of compensation and their years of service.
Domestic Plan [Member]
Components of net periodic (income) cost [Abstract]
Service cost	2,719,000		1,980,000		1,352,000
Interest cost	11,994,000		12,045,000		10,291,000
Expected return on plan assets	(16,044,000)		(15,579,000)		(13,215,000)
Recognized actuarial (gain) loss	0		0		(961,000)
Net periodic cost (income)	(1,331,000)	[1]	(1,554,000)	[1]	(2,533,000)	[1]
Projected benefit obligation [Abstract]
Discount rate (in hundredths)	5.40%		5.40%		6.50%
Expected return on plan assets (in hundredths)	6.00%		6.50%		6.90%
Rate of compensation increase (in hundredths)	3.50%		3.50%		3.75%
Benefit cost [Abstract]
Discount rate (in hundredths)	5.40%		6.50%		7.25%
Expected return on plan assets (in hundredths)	6.50%		6.90%		6.75%
Rate of compensation increase (in hundredths)	3.50%		3.75%		3.75%
Change in projected benefit obligation [Abstract]
Projected benefit obligation, beginning of year	229,449,000		215,167,000		178,296,000
Service cost - pension	3,910,000		3,135,000
Interest cost	11,994,000		12,045,000
Benefits paid	(8,224,000)		(7,661,000)
Actuarial (gain) loss	1,621,000		18,124,000
Curtailment gain	0	[1]	0	[1]
Foreign currency exchange rate changes	4,981,000		11,228,000
Projected benefit obligation, end of year	229,449,000		215,167,000		178,296,000
Change in fair value of plan assets [Abstract]
Fair value of plan assets, beginning of period	224,111,000		191,867,000
Actual return on plan assets	10,252,000		20,594,000
Benefits paid	(8,224,000)		(7,661,000)
Employer contributions	6,681,000		6,222,000
Employee contributions	1,191,000		1,133,000
Foreign currency exchange rate changes	5,186,000		11,956,000
Fair value of plan assets, end of period	239,197,000		224,111,000		191,867,000
Funded status - over/(under) at end of period	9,748,000		8,944,000
Funded status of plan
Projected benefit obligation	229,449,000		215,167,000		178,296,000
Fair value of plan assets	239,197,000		224,111,000		191,867,000
Plan assets in excess of (less than) projected benefit obligation	9,748,000		8,944,000
Unrecognized net actuarial (gain) loss	30,212,000		22,635,000
Net amount recognized at period end	39,960,000		31,579,000
Amounts recognized in balance sheet
Long-term pension plan assets	9,748,000		8,944,000
Non-current liabilities	0		0
Accumulative other comprehensive loss	30,212,000		22,635,000
Net amount recognized at period end	39,960,000		31,579,000
Net actuarial gain	(30,212,000)		(22,635,000)
Defined benefit plan assets target allocation [Abstract]
Cash (in hundredths)	0.10%		0.10%
Fixed income (in hundredths)	48.20%		44.90%
Equities (in hundredths)	51.70%		55.00%
Total (in hundredths)	100.00%		100.00%
Fair value of plan assets	239,197,000		224,111,000		191,867,000
Estimated future benefit payments [Abstract]
2012	9,005,000
2013	9,521,000
2014	10,075,000
2015	10,813,000
2016	11,412,000
2017 - 2021	65,709,000
Total	116,535,000
International Plan [Member]
Components of net periodic (income) cost [Abstract]
Service cost	0		97,000		196,000
Interest cost	610,000		689,000		734,000
Expected return on plan assets	(706,000)		(687,000)		(676,000)
Recognized actuarial (gain) loss	258,000		344,000		198,000
Curtailment gain recognized					0
Net periodic cost (income)	162,000	[1]	443,000	[1]	452,000	[1]
Projected benefit obligation [Abstract]
Discount rate (in hundredths)	4.50%		5.24%		5.75%
Expected return on plan assets (in hundredths)	8.00%		8.00%		8.00%
Rate of compensation increase (in hundredths)					4.50%
Benefit cost [Abstract]
Discount rate (in hundredths)	5.24%		5.75%		7.50%
Expected return on plan assets (in hundredths)	8.00%		8.00%		8.00%
Rate of compensation increase (in hundredths)			4.50%		4.50%
Change in projected benefit obligation [Abstract]
Projected benefit obligation, beginning of year	12,929,000		11,720,000		13,021,000
Service cost - pension	0		966,000
Interest cost	610,000		689,000
Benefits paid	(649,000)		(819,000)
Actuarial (gain) loss	1,248,000		689,000
Curtailment gain	0	[1]	(1,957,000)	[1]
Foreign currency exchange rate changes	0		(869,000)
Projected benefit obligation, end of year	12,929,000		11,720,000		13,021,000
Change in fair value of plan assets [Abstract]
Fair value of plan assets, beginning of period	8,826,000		8,184,000
Actual return on plan assets	703,000		1,355,000
Benefits paid	(649,000)		(819,000)
Employer contributions	118,000		106,000
Employee contributions	0		0
Foreign currency exchange rate changes	0		0
Fair value of plan assets, end of period	8,998,000		8,826,000		8,184,000
Funded status - over/(under) at end of period	(3,931,000)		(2,894,000)
Funded status of plan
Projected benefit obligation	12,929,000		11,720,000		13,021,000
Fair value of plan assets	8,998,000		8,826,000		8,184,000
Plan assets in excess of (less than) projected benefit obligation	(3,931,000)		(2,894,000)
Unrecognized net actuarial (gain) loss	5,268,000		4,275,000
Net amount recognized at period end	1,337,000		1,381,000
Amounts recognized in balance sheet
Long-term pension plan assets	0		0
Non-current liabilities	(3,931,000)		(2,894,000)
Accumulative other comprehensive loss	5,268,000		4,275,000
Net amount recognized at period end	1,337,000		1,381,000
Net actuarial gain	(5,268,000)		(4,275,000)
Defined benefit plan assets target allocation [Abstract]
Cash (in hundredths)	0.00%		0.60%
Fixed income (in hundredths)	100.00%		31.20%
Equities (in hundredths)	0.00%		68.20%
Total (in hundredths)	100.00%		100.00%
Fair value of plan assets	8,998,000		8,826,000		8,184,000
Estimated future benefit payments [Abstract]
2012	485,000
2013	500,000
2014	541,000
2015	559,000
2016	590,000
2017 - 2021	3,840,000
Total	6,515,000
Other Benefit Plans [Member]
Components of net periodic (income) cost [Abstract]
Service cost	191,000		276,000		162,000
Interest cost	768,000		790,000		734,000
Recognized actuarial (gain) loss	(229,000)		348,000		(416,000)
Recognized past service cost	(50,000)		(48,000)		(42,000)
Curtailment gain recognized	0		(486,000)		0
Net periodic cost (income)	680,000	[1]	880,000	[1]	438,000	[1]
Projected benefit obligation [Abstract]
Discount rate (in hundredths)	5.11%		5.13%		6.09%
Rate of compensation increase (in hundredths)	3.91%		3.96%		4.12%
Initial health care cost trend rate (in hundredths)	9.06%		9.10%		9.12%
Ultimate health care cost trend rate (in hundredths)	4.50%		4.50%		4.85%
Years until ultimate trend rate is reached (in years)	10Y		11Y		13Y
Benefit cost [Abstract]
Discount rate (in hundredths)	5.16%		6.08%		7.15%
Rate of compensation increase (in hundredths)	3.86%		4.05%		4.12%
Change in projected benefit obligation [Abstract]
Projected benefit obligation, beginning of year	14,328,000		15,251,000		12,801,000
Service cost - pension	191,000		276,000
Interest cost	768,000		790,000
Benefits paid	(856,000)		(924,000)
Actuarial (gain) loss	(1,398,000)		1,992,000
Curtailment gain	0		(487,000)
Foreign currency exchange rate changes	372,000		803,000
Projected benefit obligation, end of year	14,328,000		15,251,000		12,801,000
Change in fair value of plan assets [Abstract]
Fair value of plan assets, beginning of period	0
Benefits paid	(856,000)		(924,000)
Fair value of plan assets, end of period	0		0
Funded status - over/(under) at end of period	(14,328,000)		(15,251,000)
Funded status of plan
Projected benefit obligation	14,328,000		15,251,000		12,801,000
Fair value of plan assets	0		0
Plan assets in excess of (less than) projected benefit obligation	(14,328,000)		(15,251,000)
Unrecognized past service costs	(282,000)		(324,000)
Unrecognized net actuarial (gain) loss	(2,097,000)		(811,000)
Net amount recognized at period end	(16,707,000)		(16,386,000)
Amounts recognized in balance sheet
Non-current liabilities	(14,328,000)		(15,251,000)
Accumulative other comprehensive loss	(2,379,000)		(1,135,000)
Net amount recognized at period end	(16,707,000)		(16,386,000)
Net actuarial gain	2,097,000		811,000
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	0		0
Estimated future benefit payments [Abstract]
2012	723,000
2013	697,000
2014	762,000
2015	827,000
2016	841,000
2017 - 2021	5,018,000
Total	8,868,000
Unrecognized actuarial gains and past service costs, net of tax	2,400,000		1,100,000
Unrecognized actuarial gains and past service costs, tax	600,000		300,000
Estimated future contributions to pension plans	700,000
Contributions to defined contribution pension plans	1,200,000		3,500,000		7,600,000
Pension Plans, Defined Benefit [Member]
Estimated future benefit payments [Abstract]
Estimated future contributions to pension plans	2,600,000
Pension Plans, Defined Benefit [Member] | Level 1 [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	191,000
Funded status of plan
Fair value of plan assets	191,000
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	191,000
Pension Plans, Defined Benefit [Member] | Level 1 [Member] | Cash and Cash Equivalents [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	191,000
Funded status of plan
Fair value of plan assets	191,000
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	191,000
Pension Plans, Defined Benefit [Member] | Level 1 [Member] | Debt Securities [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	0
Funded status of plan
Fair value of plan assets	0
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	0
Pension Plans, Defined Benefit [Member] | Level 1 [Member] | Equity Securities [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	0
Funded status of plan
Fair value of plan assets	0
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	0
Pension Plans, Defined Benefit [Member] | Level 1 [Member] | Other Plan Assets [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	0
Funded status of plan
Fair value of plan assets	0
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	0
Pension Plans, Defined Benefit [Member] | Level 2 [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	248,004,000
Funded status of plan
Fair value of plan assets	248,004,000
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	248,004,000
Pension Plans, Defined Benefit [Member] | Level 2 [Member] | Cash and Cash Equivalents [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	0
Funded status of plan
Fair value of plan assets	0
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	0
Pension Plans, Defined Benefit [Member] | Level 2 [Member] | Debt Securities [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	115,269,000
Funded status of plan
Fair value of plan assets	115,269,000
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	115,269,000
Pension Plans, Defined Benefit [Member] | Level 2 [Member] | Equity Securities [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	132,735,000
Funded status of plan
Fair value of plan assets	132,735,000
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	132,735,000
Pension Plans, Defined Benefit [Member] | Level 2 [Member] | Other Plan Assets [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	0
Funded status of plan
Fair value of plan assets	0
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	0
Pension Plans, Defined Benefit [Member] | Level 3 [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	0
Funded status of plan
Fair value of plan assets	0
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	0
Pension Plans, Defined Benefit [Member] | Level 3 [Member] | Cash and Cash Equivalents [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	0
Funded status of plan
Fair value of plan assets	0
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	0
Pension Plans, Defined Benefit [Member] | Level 3 [Member] | Debt Securities [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	0
Funded status of plan
Fair value of plan assets	0
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	0
Pension Plans, Defined Benefit [Member] | Level 3 [Member] | Equity Securities [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	0
Funded status of plan
Fair value of plan assets	0
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	0
Pension Plans, Defined Benefit [Member] | Level 3 [Member] | Other Plan Assets [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	0
Funded status of plan
Fair value of plan assets	0
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	0
Pension Plans, Defined Benefit [Member] | Estimate of Fair Value, Fair Value Disclosure [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	248,195,000
Funded status of plan
Fair value of plan assets	248,195,000
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	248,195,000
Pension Plans, Defined Benefit [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Cash and Cash Equivalents [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	191,000
Funded status of plan
Fair value of plan assets	191,000
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	191,000
Pension Plans, Defined Benefit [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Debt Securities [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	115,269,000
Funded status of plan
Fair value of plan assets	115,269,000
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	115,269,000
Pension Plans, Defined Benefit [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Equity Securities [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	132,735,000
Funded status of plan
Fair value of plan assets	132,735,000
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	132,735,000
Pension Plans, Defined Benefit [Member] | Estimate of Fair Value, Fair Value Disclosure [Member] | Other Plan Assets [Member]
Change in fair value of plan assets [Abstract]
Fair value of plan assets, end of period	0
Funded status of plan
Fair value of plan assets	0
Defined benefit plan assets target allocation [Abstract]
Fair value of plan assets	$ 0

[1]	On March 5, 2010, the Company completed the sale of Early Stage (Note 3), which resulted in the termination of employees' services earlier than expected in the U.S. plan. A curtailment gain of $2.0 million is recorded for the year ended October 31, 2010, which is included in "Total comprehensive loss" in the consolidated statements of shareholders' equity and comprehensive loss and reduces the projected benefit obligation by $2.0 million as of October 31, 2010.